Issued Capital, Equity Compensation, and Warrants - Summary of Changes in Number of Share Purchase Warrants (Details) - Warrants shares in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Changes In Number Of Share Purchase Warrants [Line Items]
Number of shares outstanding balance | shares	1,867	3,555
Number of Warrants, Exercised | shares	(1,687)	(407)
Number of Warrants, Expired | shares	(180)	(1,282)
Number of shares outstanding balance | shares		1,867
Weighted Average Exercise Price, Balance | $	$ 4.35	$ 4.05
Weighted Average Exercise Price, Exercised | $	4.32	3.62
Weighted Average Exercise Price, Expired | $	$ 4.49	3.75
Weighted Average Exercise Price, Balance | $		$ 4.35